Pretax Income (Loss) for Domestic and Foreign Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
United States	$ 248	$ 4	$ 233
Foreign	144	93	67
Income before income taxes	$ 392	$ 97	$ 300